Annual Fund Operating Expenses - NEW ECONOMY FUND	Jan. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.72%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.75%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.48%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.52%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.00%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.78%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.73%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.78%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.83%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.51%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.40%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.51%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.45%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.49%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.49%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.05%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.75%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.45%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.40%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.20%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.55%